WISDOMTREE DIGITAL TRUST

(the “Trust”)

Supplement dated April 12, 2023

to each currently effective

Prospectus and Statement of Additional Information (“SAI”) for the:

WisdomTree Short-Term Treasury Digital Fund (WTSYX)

WisdomTree 3-7 Year Treasury Digital Fund (WTTSX)

WisdomTree 7-10 Year Treasury Digital Fund (WTSTX)

WisdomTree Long-Term Treasury Digital Fund (WTLGX)

WisdomTree Floating Rate Treasury Digital Fund (FLTTX)

WisdomTree TIPS Digital Fund (TIPSX)

WisdomTree 500 Digital Fund (SPXUX)

WisdomTree Technology & Innovation 100 Digital Fund (TECHX)

WisdomTree Short-Duration Income Digital Fund (WTSIX)

WisdomTree S&P 500 Twitter Sentiment Digital Fund (TWTRX)

(each, a “Fund” and collectively, the “Funds”)

On April 11, 2023, WisdomTree, Inc. (“WisdomTree”), the ultimate parent of WisdomTree Digital Management, Inc. (each Fund’s investment adviser) and WisdomTree Digital Movement, Inc. (blockchain digital wallet provider for Fund shareholders), purchased all of the outstanding shares of Securrency Transfers, Inc. (“Securrency Transfers”), each Fund’s transfer agent, from Securrency, Inc. (“Securrency”). After the purchase, WisdomTree changed the name of Securrency Transfers to WisdomTree Transfers, Inc. (“WisdomTree Transfers”) and WisdomTree Transfers will continue performing the same functions as described in each Prospectus and SAI prior to the purchase. WisdomTree, with respect to itself and its affiliates, including WisdomTree Transfers, continues to license blockchain infrastructure technology from Securrency.

In relation to the foregoing, all references in each Prospectus and SAI to “Securrency” are hereby changed to “WisdomTree Transfers”, except for the reference to “Securrency’s blockchain infrastructure technology” under the section entitled “Use of Blockchain” in each Prospectus, which shall remain as Securrency. In addition, the address for WisdomTree Transfers is updated to 250 West 34th Street, 3rd Floor, New York, New York 10019.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE